Trade accounts receivable, net of allowances (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Summary of Accounts Receivable
Trade accounts receivable in our consolidated balance sheets as of December 31, 2024 and 2023 are as follows:

	As of December 31, 2024	As of December 31, 2023
Third-party credit card processors (1)	182,283	127,980
Fulfillment partners	38,443	30,310
Global distribution systems and travel incentives	17,115	12,177
Advertising	11,786	8,197
Airlines	1,308	3,297
Hotels	2,215	3,207
Others	4,406	5,034
Total accounts receivable	257,556	190,202
Allowance for credit expected losses	(5,608)	(6,809)
Total accounts receivable, Net	$251,948	$183,393
(1)Net of allowance for cancellations, see Note 30.
Current loans receivable in our consolidated balance sheets as of December 31, 2024 and 2023 are as follows:

	As of December 31, 2024	As of December 31, 2023
Loans receivable	$21,316	$23,794
Securitized loans receivable	10,185	10,702
Allowance for credit expected losses	(14,934)	(13,111)
Total current loans receivable, net	$16,567	$21,385

Non-current loans receivable in our consolidated balance sheets as of December 31, 2024 and 2023 are as follows:

	As of December 31, 2024	As of December 31, 2023
Loans receivable	$792	$2,213
Allowance for credit expected losses	(418)	(472)
Total non-current loans receivable, net	$374	$1,741

Summary of the Activity on the Expected Credit Loss Allowance for Trade Receivables
The following table shows the activity on the expected credit loss allowance for our trade receivables during the years ended December 31, 2024 and 2023:

	As of December 31, 2024	As of December 31, 2023
Balance, beginning of year	$6,809	$10,529
Provisions	4,513	4,350
Recoveries and write-off	(4,639)	(8,837)
Foreign currency translation adjustment	(1,075)	767
Balance, end of year	$5,608	$6,809